Equity - Summary of Number of Shares of Subscribed and Outstanding Capital Stock (Detail) - shares shares in Millions		Dec. 31, 2017	Dec. 31, 2016	Jun. 05, 2012
Non voting serial preferred stocks [member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		388	388
Subscribed	[1]	300	300
Outstanding	[1]	300	300
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		150	150	150
Subscribed		150	150
Outstanding		150	150
Common stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Authorized		234	234
Subscribed		219	219
Outstanding		216	216
Treasury stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Outstanding		3	3

[1]	Includes 300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.